TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-     TAXES ON INCOME

a.	Amendment to the Israeli Income Tax Ordinance

The Israeli corporate tax rate was 25% in 2010, 24% in 2011 and 25% in 2012.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

To date, EZchip Technologies' facilities in Israel have been granted under the Law one "Approved Enterprise" approval and two "Privileged Enterprise" programs subject to the alternative track (as discussed below), that provide its undistributed income exempt from tax for a ten year period, starting 2011, which is the first year that the Company generates taxable income from its enterprises.

Following are the guidelines and principles of the Law that are relevant to the Company:

The Law provides that capital investments in a production facility (or other eligible assets) may be designated as an Approved Enterprise and Privileged Enterprise. Until 2005, the designation required advance approval from the Investment Center of the Israel Ministry of Industry, Trade and Labor. Each certificate of approval for an Approved Enterprise relates to a specific investment program, delineated both by the financial scope of the investment and by the physical characteristics of the facility or the asset.

A company that obtained an Approved Enterprise approval may elect to receive an alternative package comprised of tax benefits, referred to as the "Alternative Track", rather than grants.  Under the Alternative Track, a company's undistributed income derived from an Approved Enterprise is exempt from corporate tax for an initial period (two to ten years, depending on the geographic location of the Approved Enterprise within Israel). The exemption begins in the first year that the company realizes taxable income from the Approved Enterprise. There is no term limitation to the Approved Enterprise in the Alternative Track.

On April 1, 2005, an amendment to the Law came into effect (the "Amendment") and has significantly changed the provisions of the Law. Generally, investment programs that have already obtained approval for an Approved Enterprise by the Israeli Investment Center will continue to be subject to the Law's provisions. On the Alternative Track the Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. Such an enterprise is a "Privileged Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement."  This year is the later of (1) the year in which taxable income is first generated by a company, or (2) a year selected by the company for commencement, on the condition that the company meets certain provisions provided by the Law, referred to as the Year of Election. The amendment does not apply to investment programs approved prior to December 31, 2004, and applies to new investment programs only. Therefore, the Company's Approved Enterprise program is not subject to the provisions of the amendment, but its two Privileged Enterprise programs are.

The benefits available to an Approved and Privileged Enterprises are conditioned upon terms stipulated in the Law and the related regulations (which include making specified investments in property and equipment, and financing a percentage of these investments with share capital), and the criteria set forth in the applicable certificate of approval.  If EZchip Technologies does not fulfill these conditions in whole or in part, the benefits can be cancelled and it may be required to refund the amount of the benefits, linked to the Israeli consumer price index plus interest.

Tax-exempt income generated under the provisions of the law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record deferred tax liability with respect to such tax-exempt income.

For the year ended December 31, 2012, EZchip Technologies had $47,238 of tax-exempt income attributable to its Approved Enterprise and Privileged Enterprise programs.  If such tax-exempt income is distributed, under certain conditions as described in the Law, it would be taxed at the corporate tax rate applicable to such profits, and an estimated income tax liability of $7,086 would be incurred as of December 31, 2012.  As of December 31, 2012, EZchip Technologies has not distributed any amounts of its tax-exempt income.

Recently, new legislation amending the Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current Law's incentives, which are limited to income from Approved Enterprise and Privileged Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may elect to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time. The Company does not expect the new law to have a material effect on the tax payable on its Israeli operations in the foreseeable future.

In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial, relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company from companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

c.	The tax benefit (taxes on income), for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year ended December 31,
	2012	2011	2010

Current	$--	$(17)	$(4)
Deferred	--	(3,513)	(8,232)

	$--	$(3,530)	$(8,236)

Domestic (Israel)	$--	$(3,530)	$(7,817)
Foreign	--	--	(419)

	$--	$(3,530)	$(8,236)

d.	Net operating and capital losses carryforward:

As of December 31, 2012, the operating tax loss carryforwards of EZchip semiconductor amounted to $32,317, which the Company does not believe will be utilized in the foreseeable future. The loss may be carried forward indefinitely and may be offset against future taxable income.

The operating tax loss carryforwards through December 31, 2012 of EZchip Inc. amounted to $8,972, which the Company does not believe will be utilized in the foreseeable future. The loss may be offset against any future U.S. taxable income for periods of 20 years expiring gradually from 2021 through 2032.

Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of Section 382 of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. As of December 31, 2012, the Company does not expect that the change in ownership provisions will have an effect on its net operating losses.

As of December 31, 2012, the Company's capital tax loss carryforwards amounted to $29,513. The capital loss may be carried forward indefinitely and may be offset against future capital income.

e.	Income (loss) before tax is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic (Israel)	$16,293	$11,286	$21,454
Foreign	(642)	186	425

	$15,651	$11,472	$21,879

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiaries' deferred tax assets are comprised of operating loss carryforwards, capital loss carryforwards and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Current reserves and allowances	$104	$242
Noncurrent reserves and allowances	39	160
Noncurrent operating loss carryforwards	11,130	8,586
Capital loss carryforwards	7,022	6,849
Total deferred tax assets	18,295	15,837

Less - valuation allowance	(18,295)	(15,837)

Total deferred tax assets,	--	--

Total deferred tax liabilities	--	--

Net deferred tax assets	$--	$--

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods and in the jurisdictions in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance of $18,295 and $15,837 at December 31, 2012 and 2011, respectively.

g.	Uncertain tax positions

The Company and its subsidiaries file federal and state income tax returns in the United States and Israel. The Company and EZchip Technologies may be subject to examination by the Israeli tax authorities for fiscal years 2009 through 2012. EZchip Inc. may be subject to examination by the U.S. Internal Revenue Service from commencement year 2001 through 2012.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. However, the final tax outcome of the Company's tax audits could be different from what is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

A reconciliation of the beginning and ending balances of the total amounts of gross tax liabilities is as follows:

	December 31,
	2012	2011

Beginning balance	$313	$296
Change in tax position for current year, net	(11)	--
Interest and penalties	2	17

Ending balance	$304	$313

The Company accrues interest and penalties related to unrecognized tax benefit in the taxes on income line item in its statement of operations. The Company has approximately $42 and $40 accrued for the payments of interest and penalties as of December 31, 2012 and 2011, respectively.

h.	Reconciliation of the theoretical tax expense (benefit) to the actual tax benefit:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes as reported in the consolidated statements of operations	$15,651	$11,472	$21,879

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	3,913	2,753	5,470
Approved and Privileged Enterprise benefits (*)	(7,839)	(2,117)	--
Non-deductible expenses and temporary differences for which a deferred taxes was not provided	184	259	2,205
Non-deductible expenses related to employee stock options, net	1,649	1,235	751
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	2,457	507	(1,006)
Difference in basis of measurement for tax purpose and others	11	862	756
Others	(375)	31	60

Actual taxes on income (taxes benefit)	$--	$3,530	$8,236

(*) Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.28	$0.08	$--

Diluted	$0.27	$0.08	$--